FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Operations and Comprehensive Income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses:
General and administrative	¥ (154,845)	$ (22,521)	¥ (116,554)	¥ (88,274)
Total operating expenses	(5,037,264)	(732,640)	(3,892,476)	(3,300,209)
Loss from operations	355,773	51,744	256,332	90,066
Interest income	8,017	1,166	13,350	11,869
Impairment loss of investments	(9,021)	(1,312)	(6,227)	0
Exchange gain (loss)	(5,991)	(871)	(21)	320
Foreign currency translation adjustment	19,227	2,796	(34,353)	25,136
Comprehensive income	288,998	42,032	174,777	110,560
Parent Company [Member]
Operating expenses:
General and administrative	(8,422)	(1,225)	(6,075)	(6,129)
Other operating income	2,837	413	2,492	2,446
Total operating expenses	(5,585)	(812)	(3,583)	(3,683)
Loss from operations	(5,585)	(812)	(3,583)	(3,683)
Interest income	3,072	446	7,187	3,358
Impairment loss of investments	(7,497)	(1,090)	0	0
Exchange gain (loss)	(113)	(17)	47	7
Equity in income of subsidiaries and VIE	279,835	40,700	205,215	86,951
Net income	269,712	39,227	208,866	86,633
Foreign currency translation adjustment	19,227	2,796	(34,353)	25,136
Comprehensive income	¥ 288,939	$ 42,023	¥ 174,513	¥ 111,769